Condensed Financial Information of the Parent Company - Schedule of Parent Company Statements of Cash Flows (Details) - Jin Medical International Ltd [Member] - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 1,191,297	$ 3,675,927	$ 2,878,230
Adjustments to reconcile net cash flows from operating activities:
Short-term investments income	(47,500)	(45,000)
Equity in earnings of subsidiary and VIE and VIE’s subsidiaries	(1,432,044)	(4,633,491)	(3,438,272)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	18,750	41,250	(60,000)
Accrued liabilities and other payables		(160,000)	160,000
Net cash used in operating activities	(269,497)	(1,121,314)	(460,042)
CASH FLOWS FROM INVESTING ACTIVITIES:
Prepayment for business acquisition	(500,000)
Payments for short-term investments		(5,000,000)	(8,933,357)
Redemption of short-term investments	545,000	5,800,000	3,633,357
Due from intercompany	(400)	(1,260,100)	(200)
Net cash provided by (used in) investing activities	44,600	(460,100)	(5,300,200)
CASH FLOWS FROM FINANCING ACTIVITIES:
Gross proceeds from initial public offerings			8,000,000
Direct costs disbursed from initial public offerings proceeds			(1,212,779)
Proceeds from exercise of over-allotment option			336,638
Proceeds from sale of ordinary shares, net of issuance costs		311,995
Proceeds from amount due to related parties		137,613
Net cash provided by financing activities		449,608	7,123,859
Net (decrease) increase in cash	(224,897)	(1,131,806)	1,363,617
Cash, beginning of year	231,811	1,363,617
Cash, end of year	$ 6,914	$ 231,811	$ 1,363,617